INVESTMENT MANAGERS SERIES TRUST II

235 W. Galena Street

Milwaukee, Wisconsin 53212

July 22, 2019

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:	Investment Managers Series Trust II: Registration Statement

On Form N-14 (File No. 333-                )

Ladies and Gentlemen

We are filing the Trust’s Registrant Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto. The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of the KCM Macro Trends Fund and Equinox MutualHedge Futures Strategy Fund, each a series of Norther Lights Fund Trust, into the AXS Multi-Strategy Alternatives Fund and AXS Managed Futures Strategy Fund, each a separate series of Investment Managers Series Trust II.

Please direct your comments or questions regarding this registration to Diane Drake at (626) 385-5777 or Rita Dam at (626) 914-1041.

Sincerely,

/s/ Mel de Leon

Mel de Leon